LEASES - Lease Costs Included in Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Cost
Operating lease cost	¥ 41,595	¥ 57,080	¥ 30,788
Sublease income	(3,591)	(537)	(1,382)
Total lease cost	¥ 38,004	¥ 56,543	¥ 29,406